Note 12 - Income Taxes	12 Months Ended
Oct. 31, 2022
Notes to Financial Statements
Income Tax Disclosure [Text Block]
(12)	Income Taxes

Income tax expense (benefit) for the years ended October 31, 2022, 2021 and 2020 consists of:

Fiscal year ended October 31, 2022	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	24,693	—	24,693
Totals	$24,693	$—	$24,693
Fiscal year ended October 31, 2021	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	(19,898)	—	(19,898)
Totals	$(19,898)	$—	$(19,898)
Fiscal year ended October 31, 2020	Current	Deferred	Total
U.S. Federal	$—	$—	$—
State	18,041	—	18,041
Totals	$18,041	$—	$18,041

Reported income tax expense for the years ended October 31, 2022, 2021 and 2020 differs from the “expected” tax expense (benefit), computed by applying the U.S. Federal statutory income tax rate of 21% in fiscal years 2022, 2021 and 2020 to income before income taxes as follows:

	Years ended October 31,
	2022	2021	2020
“Expected” income taxes (benefit)	$(67,704)	$1,384,030	$(1,281,668)
Increase (reduction) in income tax expense (benefit) resulting from:
State income taxes, net of federal benefit	10,217	136,875	(139,736)
Provision to return reconciliation adjustment	11,516	(13,721)	350
Excess tax benefits related to share-based compensation	(44,562)	(9,118)	14,473
PPP Loan forgiveness	—	(1,046,094)	—
Non-deductible life insurance premiums	5,527	5,527	5,526
Other differences, net	4,338	1,642	7,879
Change in valulation allowance	105,361	(479,039)	1,411,217
Reported income tax expense (benefit)	$24,693	$(19,898)	$18,041

The tax effects of temporary differences that give rise to significant portions of the Company’s deferred tax assets and deferred tax liabilities as of October 31, 2022 and 2021 are presented below:

	October 31,
	2022	2021
Deferred tax assets:
Accounts receivable, due to allowances for doubtful accounts and sales returns	$32,600	$30,238
Inventories, due to allowance for damaged and slow-moving inventories and additional costs inventoried for tax purposes pursuant to the Tax Reform Act of 1986	894,666	873,433
Liabilities recorded for accrued expenses, deductible for tax purposes when paid	90,306	187,108
Share-based compensation expense	72,925	59,622
Section 163(j) interest	101,682	18,527
Net operating loss carryforwards	3,156,960	3,114,714
Plant and equipment, due to differences in depreciation and capital gain recognition	13,822	—
Other	23,223	33,383
Total gross deferred tax assets	4,386,184	4,317,025
Valuation allowance	(4,386,184)	(4,280,823)
Net deferred tax assets	—	36,202
Deferred tax liabilities:
Plant and equipment, due to differences in depreciation and capital gain recognition	—	(36,202)
Total gross deferred tax liabilities	—	(36,202)
Net deferred tax asset	$—	$—

As a result of the acquisition of AOS, the Company recorded certain deferred tax assets totaling $1,517,605 (after purchase accounting adjustments), related to gross net operating loss (“NOL”) carryforwards of $4,455,525, estimated to be available after considering Internal Revenue Code Section 382 limitations. As of October 31, 2022, $896,000 of these gross NOL carryforwards remain unused and may be used to reduce future taxable income. These remaining gross NOL carryforwards begin to expire in fiscal year ending October 31, 2028. Additionally, the Company has federal and state gross NOL carryforwards of $13,205,414 and $2,298,744, respectively, originating with certain fiscal years from 2015 through 2022, and will not begin to expire until fiscal year 2031.

For the fiscal years ended October 31, 2022 and 2021, the Company considered all positive and negative evidence available to assess whether it is “more likely than not” that some portion or all of the deferred tax assets will not be realized. For each year, the Company concluded that in accordance with the provisions of Accounting Standards Codification 740, Income Taxes, the negative evidence outweighed the objectively verifiable positive evidence. As a result, the Company established a valuation allowance of $4,386,184 and $4,280,823, respectively, against net deferred tax assets existing as of October 31, 2022 and 2021.

The Company estimates a liability for uncertain tax positions taken or expected to be taken in a tax return. The liability for uncertain tax positions is included in other noncurrent liabilities on the accompanying consolidated balance sheets.

A reconciliation of the unrecognized tax benefits for fiscal years 2022 and 2021 follows:

	October 31,
	2022	2021
Unrecognized tax benefits balance at beginning of year	$28,488	$48,941
Gross decreases for tax positions of prior years	—	(20,453)
Gross increases for current year tax positions	—	—
Unrecognized tax benefits balance at end of year	$28,488	$28,488

During fiscal year 2022, the Company increased accrued interest by $2,448 and no penalties were accrued related to unrecognized tax benefits. During fiscal year 2021, the Company decreased accrued interest and penalties by $7,815 and $5,113, respectively, related to unrecognized tax benefits. As of October 31, 2022 and 2021, the Company had approximately $16,055 and $13,607, respectively, of accrued interest and penalties related to uncertain tax positions. The total amount of unrecognized tax benefits that would affect the Company’s effective tax rate if recognized is $20,630 and $21,144 as of October 31, 2022 and 2021, respectively. The Company believes that it is reasonably possible that the total unrecognized tax benefits will decrease within the next 12 months due to lapses in the applicable prior years’ tax positions. The Company estimates the decrease related to these items, including accrued interest and penalties, may be up to approximately $3,000.

The Company files income tax returns in the U.S. federal jurisdiction and in various state jurisdictions. The statute of limitations remains open for U.S. and certain state income tax examinations for years ended October 31, 2019 through October 31, 2021.